SHARE CAPITAL AND RESERVES (Tables)	12 Months Ended
Mar. 31, 2022
SHARE CAPITAL AND RESERVES
Schedule of purchase options
March 31,			March 31,
	2022		2021
	Weighted Average Exercise Price	Number of Options	Weighted Average Exercise Price	Number of Options
Outstanding – beginning balance	0.05	2,000,000	0.05	2,000,000
Grant	0.12	3,480,000	-	-
Outstanding – ending balance	0.09	5,480,000	0.05	2,000,000

Schedule of options outstanding
	Options Outstanding			Options Exercisable
		Weighted Average Remaining Contractual	Number of	Weighted Average Remaining Contractual	Number of
Exercise price	Expiry date	Life (years)	Options	Life (years)	Options
0.05	04-Oct-24	0.92	2,000,000	0.92	2,000,000
0.12	09-Mar-25	1.39	2,580,000	1.39	2,580,000
0.12	09-Mar-27	0.81	900,000	0.81	900,000
Total		3.11	5,480,000	3.11	5,480,000

Schedule of share purchase warrants
	Exercise	March 31,	March 31,
	Price	2022	2021
Issued pursuant to the Loan (note 9)	0.05	16,000,000	16,000,000
Exercised		(11,000,000)	(5,000,000)
Total		5,000,000	11,000,000